NOTE 11. COMMITMENT AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
NOTE 11. COMMITMENT AND CONTINGENCIES (SCHEDULE)
Lease payment
Year ended, December 31, 2013	$119,766
2014	$123,359
2015	$127,060
Total	$370,185